Provisions for pensions and similar obligations (Details 14) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Estimated Benefits Payable [Abstract]
2018	R$ 2,003,227
2019	2,076,856
2020	2,149,325
2021	2,221,682
2022	2,291,726
2023 to 2027	12,431,279
Total	R$ 23,174,095